Shareholder's capital - Share-Based Compensation Expense (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	CAD 10,804	CAD 5,675
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	3,990	3,006
Directors deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	771	683
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	568	238
Performance share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	CAD 5,475	CAD 1,748